Schedule of Non-cash Investing and Financing Activities (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Notes and other explanatory information [abstract]
Acquisition of ROU assets and lease liabilities			$ 275,953
Purchases of property, plant and equipment in trade payables		877,967	64,011
Accrued expenses and warrant liabilities assumed upon closing of the merger with EDOC		5,938,467
Promissory note – related party assumed upon closing of the merger with EDOC		1,216,928
Conversion of related party loan to equity	4,998,512
Conversion of convertible note to equity	$ 230,236